FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04894
                                                     ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 6/30/09
                          ---------



Item 1. Schedule of Investments.



Franklin Managed Trust

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2009

CONTENTS

Franklin Rising Dividends Fund ...........    3
Notes to Statement of Investments ........    5

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Managed Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

    FRANKLIN RISING DIVIDENDS FUND                                               SHARES           VALUE
    ------------------------------                                            ------------   --------------
    COMMON STOCKS 92.9%
    AEROSPACE & DEFENSE 5.1%
    United Technologies Corp. .............................................      1,658,230    $ 86,161,631
                                                                                              ------------
    BANKS 0.8%
    Peoples Bancorp Inc. ..................................................        195,644       3,335,730
    TrustCo Bank Corp. NY .................................................        621,678       3,674,117
    U.S. Bancorp ..........................................................        407,603       7,304,246
                                                                                              ------------
                                                                                                14,314,093
                                                                                              ------------
    COMMERCIAL & PROFESSIONAL SERVICES 2.5%
    ABM Industries Inc. ...................................................      1,145,249      20,694,649
    Cintas Corp. ..........................................................        871,100      19,895,924
    Superior Uniform Group Inc. ...........................................        219,200       1,589,200
                                                                                              ------------
                                                                                                42,179,773
                                                                                              ------------
    CONSUMER DURABLES & APPAREL 1.2%
    Leggett & Platt Inc. ..................................................      1,142,590      17,401,646
(a) Russ Berrie and Co. Inc. ..............................................        684,019       2,674,514
                                                                                              ------------
                                                                                                20,076,160
                                                                                              ------------
    CONSUMER SERVICES 1.3%
    Hillenbrand Inc. ......................................................      1,366,700      22,741,888
                                                                                              ------------
    DIVERSIFIED FINANCIALS 1.7%
    State Street Corp. ....................................................        595,000      28,084,000
                                                                                              ------------
    ELECTRICAL EQUIPMENT 8.8%
    Brady Corp., A ........................................................      2,423,325      60,873,924
    Roper Industries Inc. .................................................      1,935,009      87,675,258
                                                                                              ------------
                                                                                               148,549,182
                                                                                              ------------
    FOOD & STAPLES RETAILING 5.0%
    Wal-Mart Stores Inc. ..................................................      1,742,600      84,411,544
                                                                                              ------------
    FOOD, BEVERAGE & TOBACCO 3.9%
    McCormick & Co. Inc. ..................................................      2,053,900      66,813,367
                                                                                              ------------
    HEALTH CARE EQUIPMENT & SERVICES 12.2%
    Becton Dickinson and Co. ..............................................      1,289,500      91,954,245
    Hill-Rom Holdings Inc. ................................................      1,343,900      21,798,058
    Stryker Corp. .........................................................        406,800      16,166,232
    Teleflex Inc. .........................................................        480,641      21,547,136
    West Pharmaceutical Services Inc. .....................................      1,570,800      54,742,380
                                                                                              ------------
                                                                                               206,208,051
                                                                                              ------------
    HOUSEHOLD & PERSONAL PRODUCTS 6.7%
    Alberto-Culver Co. ....................................................      1,135,550      28,877,037
    The Procter & Gamble Co. ..............................................      1,655,500      84,596,050
                                                                                              ------------
                                                                                               113,473,087
                                                                                              ------------
    INDUSTRIAL CONGLOMERATES 2.4%
    Carlisle Cos. Inc. ....................................................      1,398,729      33,625,445
    General Electric Co. ..................................................        594,400       6,966,368
                                                                                              ------------
                                                                                                40,591,813
                                                                                              ------------


                     Quarterly Statement of Investments | 3

Franklin Managed Trust

    FRANKLIN RISING DIVIDENDS FUND                                               SHARES           VALUE
    ------------------------------                                            ------------   --------------
    COMMON STOCKS (CONTINUED)
    INSURANCE 12.3%
    AFLAC Inc. ............................................................      1,790,600   $   55,669,754
    Arthur J. Gallagher & Co. .............................................        874,700       18,666,098
    Erie Indemnity Co., A .................................................      1,733,082       61,975,012
    Mercury General Corp. .................................................        290,519        9,712,050
    Old Republic International Corp. ......................................      4,381,050       43,153,343
    RLI Corp. .............................................................        426,359       19,100,883
                                                                                             --------------
                                                                                                208,277,140
                                                                                             --------------
    MACHINERY 6.4%
    Donaldson Co. Inc. ....................................................        554,552       19,209,681
    Dover Corp. ...........................................................      2,005,500       66,361,995
    Graco Inc. ............................................................        439,571        9,679,354
    Nordson Corp. .........................................................        319,449       12,349,898
                                                                                             --------------
                                                                                                107,600,928
                                                                                             --------------
    MATERIALS 11.8%
    Air Products and Chemicals Inc. .......................................        482,100       31,138,839
    Bemis Co. Inc. ........................................................      1,516,389       38,213,003
    Nucor Corp. ...........................................................        958,400       42,581,712
    Praxair Inc. ..........................................................      1,238,881       88,047,272
                                                                                             --------------
                                                                                                199,980,826
                                                                                             --------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5.4%
    Abbott Laboratories ...................................................        947,700       44,579,808
    Pfizer Inc. ...........................................................      3,083,800       46,257,000
                                                                                             --------------
                                                                                                 90,836,808
                                                                                             --------------

    RETAILING 4.6%
    Family Dollar Stores Inc. .............................................      2,638,800       74,678,040
(a) Sally Beauty Holdings Inc. ............................................        437,550        2,782,818
                                                                                             --------------
                                                                                                 77,460,858
                                                                                             --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%(b)
    Cohu Inc. .............................................................         68,100          611,538
                                                                                             --------------
    TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
    International Business Machines Corp. .................................        127,000       13,261,340
                                                                                             --------------
    TOTAL COMMON STOCKS (COST $ 1,539,147,287) ............................                   1,571,634,027
                                                                                             --------------
    SHORT TERM INVESTMENTS 7.3%
    MONEY MARKET FUNDS 7.3%
(c) Bank of New York Institutional Cash Reserve Fund, 0.12% ...............         46,869           46,401
(d) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...........    124,107,059      124,107,059
                                                                                             --------------
    TOTAL MONEY MARKET FUNDS (COST $124,153,928) ..........................                     124,153,460
                                                                                             --------------
    TOTAL INVESTMENTS (COST $1,663,301,215) 100.2% ........................                   1,695,787,487
    OTHER ASSETS, LESS LIABILITIES (0.2)% .................................                      (3,652,720)
                                                                                             --------------
    NET ASSETS 100.0% .....................................................                  $1,692,134,767
                                                                                             ==============

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c)  The rate shown is the annualized seven-day yield at period end.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     4 | Quarterly Statement of Investments

Franklin Managed Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................   $1,663,893,599
                                                               ==============
Unrealized appreciation ....................................   $  260,947,919
Unrealized depreciation ....................................     (229,054,031)
                                                               --------------
Net unrealized appreciation (depreciation) .................   $   31,893,888
                                                               ==============


                     Quarterly Statement of Investments | 5

Franklin Managed Trust

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on October 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets carried at fair value:

                                          LEVEL 1      LEVEL 2   LEVEL 3        TOTAL
                                      --------------   -------   -------   --------------
ASSETS:
Investments in Securities
   Equity Investments:
      All Equity Investments(a)....   $1,571,634,027   $    --     $--     $1,571,634,027
   Short Term Investments .........      124,107,059    46,401      --        124,153,460
                                      --------------   -------     ---     --------------
Total Investements in Securities ..   $1,695,741,086   $46,401     $--     $1,695,787,487
                                      ==============   =======     ===     ==============

(a) For detailed industry descriptions, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 21, 2009 and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                     6 | Quarterly Statement of Investments



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST



By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009



By /S/Matthew T. Hinkle
   ---------------------
      Matthew T. Hinkle
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2009